MERRILL LYNCH
CONVERTIBLE
FUND, INC.



FUND LOGO



Semi-Annual Report

February 29, 2000


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.


Merrill Lynch
Convertible Fund, Inc.
Box 9011
Princeton, NJ
08543-9011



Printed on post-consumer recycled paper



MERRILL LYNCH CONVERTIBLE FUND, INC.


DEAR SHAREHOLDER

For the six months ended February 29, 2000, total returns for Merrill Lynch Convertible Fund, Inc.'s Class A, Class B, Class C and Class D Shares were +6.86%, +6.35%, +6.27% and +6.70%, respectively. (Results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.) Fund performance continued to be negatively affected by the Fund's value holdings, notwithstanding the dramatic reduction of those holdings in favor of growth stocks at the beginning of January.

Value-type securities were reduced to only 33% of the Fund's holdings by February 29, 2000 as compared to 63% on August 31, 1999. We trimmed our holdings in basic industries and consumer cyclicals dramatically to better reflect the overall profile in the convertible market. We used the proceeds from these sales to increase our positions in growth companies, notably in technology and communications. Many of these investments have been in relatively defensive new-issue convertibles rather than convertible issues that offered little in the way of downside protection.

Specifically, we sold our positions in USX-U.S. Steel Group, the nation's largest steelmaker; Texas Industries, Inc., a steel and cement manufacturer; and Federal-Mogul Financial Trust, an original equipment auto parts company. Other sales included Phelps Dodge Corporation, the nation's largest copper producer, which we received in exchange for Cyprus Amax Minerals Company; Inco Limited, the Western Hemisphere's largest nickel mining and production firm; and Metsa Serla Oyj, one of Europe's largest paper companies. We purchased telecommunications issues such as a MediaOne Group Inc. security exchangeable into Vodafone Airtouch PLC, one of the world's largest wireless communications companies, and Nextel Communications, Inc., the largest wireless communications company in the United States. Other growth investments purchased were marketing software company Siebel Systems Inc., America Online Inc. and a Reliant Energy Inc. note exchangeable into Time Warner Inc. common stock. In addition, we invested in Roche Holdings Inc., parent of one of the world's largest pharmaceuticals company, and two new biotechnology issues focusing on genetic engineering, Human Genome Sciences, Inc. and Curagen Corporation. We also added to our position in PSINET Inc. through a new convertible preferred offering. Cable and broadcasting purchases included UnitedGlobalCom Inc., a global broadband communications provider of voice, video and data services, and Echostar Communications Corporation, a direct broadcast television company.

Investment Environment
The diverging trends within the stock market became even more extreme during the six months ended February 29, 2000. For example, the National Association of Securities Dealers Automated Quotations (NASDAQ) Composite Index returned +71.62%, while the Dow Jones Industrial Average and the Standard & Poor's 500 Index returned -5.77% and +4.11%, respectively, during the same period. The breadth statistics continued to be quite poor with the weekly and daily cumulative advance/decline lines at new lows. In spite of the NASDAQ's performance, only 22% of stocks in the New York Stock Exchange (NYSE) were above their 200-day moving averages (a mathematical trendline) at the end of the six-month period. This compares to 38% six months ago, reflecting an underlying deterioration for NYSE stocks as the NASDAQ rallied. A limited number of stocks made new highs. Market concentration was extreme, as are current valuations in many sectors.



Merrill Lynch Convertible Fund, Inc.
February 29, 2000



The US economy has been growing strongly, leading to improved earnings for many companies. The Federal Reserve Board raised interest rates by 0.25% twice in the period, reflecting concern that the economy could overheat and cause inflation to accelerate. These fears may be warranted as highlighted by the nearly 50% increase in oil prices during the period. Extraordinary productivity improvements have mitigated this risk somewhat, but may be unsustainable longer term. In the face of this environment, we will continue our issue-by-issue focus, bearing in mind the growth orientation of the convertible market.

In Conclusion
We appreciate your continued investment in Merrill Lynch Convertible Fund, Inc., and we look forward to reviewing our outlook and strategy with you again in our next report to shareholders.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Director



(Daniel Luchansky)
Daniel Luchansky
Vice President and Portfolio Manager



April 4, 2000



OFFICERS AND DIRECTORS

Terry K. Glenn, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Joseph L. May, Director
Andre F. Perold, Director
Roberta Cooper Ramo, Director
Arthur Zeikel, Director
Vincent T. Lathbury III, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Daniel A. Luchansky, Vice President
Donald C. Burke, Vice President and Treasurer
Ira P. Shapiro, Secretary

Custodian
The State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863


Robert R. Martin, Director of Merrill Lynch Convertible Fund, Inc. has recently retired. The Fund's Board of Directors wishes
Mr. Martin well in his retirement.



Merrill Lynch Convertible Fund, Inc.
February 29, 2000



PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent Performance Results*
                                                                                        Ten Years/
                                                   6 Month             12 Month      Since Inception
As of February 29, 2000                          Total Return        Total Return      Total Return
ML Convertible Fund, Inc. Class A Shares++           +6.86%            +16.23%           +141.94%
ML Convertible Fund, Inc. Class B Shares             +6.35             +14.94            +  8.06
ML Convertible Fund, Inc. Class C Shares             +6.27             +14.96            +  8.03
ML Convertible Fund, Inc. Class D Shares             +6.70             +15.88            + 10.30

 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The
  Fund's ten-year/since inception periods are ten years for Class A
  Shares and from 8/04/97 for Class B, Class C & Class D Shares.
 ++Investment results for Class A Shares prior to August 4, 1997 reflect the performance of the Fund's Capital Shares when the Fund was a closed-end, dual investment company. Results for this period reflect only capital appreciation of the Fund's holdings, and do not reflect income.


Merrill Lynch Convertible Fund, Inc.
February 29, 2000


PERFORMANCE DATA (concluded)


Average Annual Total Return

                                    % Return Without  % Return With
                                       Sales Charge   Sales Charge**

Class A Shares++*

Year Ended 12/31/99                       + 9.13%        + 3.40%
Five Years Ended 12/31/99                 +12.00         +10.79
Ten Years Ended 12/31/99                  + 8.11         + 7.53

[FN]
++Performance results for Class A Shares prior to August 4, 1997 reflect the performance of the Fund's Capital Shares when the Fund was closed-end.
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge currently applicable to ClassA
  Shares.


                                     % Return Without % Return With
                                        Sales CDSC      Sales CDSC**

Class B Shares*

Year Ended 12/31/99                        +8.10%         +4.10%
Inception (8/04/97)
through 12/31/99                           +2.36          +1.80

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4  years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC     With CDSC**

Class C Shares*

Year Ended 12/31/99                        +8.02%         +7.02%
Inception (8/04/97)
through 12/31/99                           +2.35          +2.35

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 12/31/99                        +8.91%         +3.19%
Inception (8/04/97)
through 12/31/99                           +3.17          +0.88

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


PORTFOLIO INFORMATION

As of February 29, 2000

                                                        Percent of
Ten Largest Holdings                                    Net Assets

Reliant Energy Inc., 2% due 9/15/2029                      3.7%
3Com Corporation                                           3.5
WHX Corporation, Series A, 6.50%                           3.5
Bell Atlantic Financial Services, 4.25% due
   9/15/2005 (into Cable & Wireless
   Communications PLC)                                     3.4
Nextel Communications, Inc., 5.25% due
   1/15/2010                                               3.3
Unocal Capital Trust, 6.25%                                3.2
   EMC Corporation*                                        2.9
Lattice Semiconductor Company, 4.75% due
   11/01/2006                                              2.8
MediaOne Group Inc., 3.041% due
   11/15/2002                                              2.8
Union Pacific Capital Trust, 6.25%                         2.4

*Includes combined holdings.



Merrill Lynch Convertible Fund, Inc.
February 29, 2000


SCHEDULE OF INVESTMENTS                                                                                   (in US dollars)
               S&P    Moody's     Face
Industry      Rating   Rating    Amount                  Convertible Debentures                                 Value
Advertising     A       NR*  US$  250,000   Interpublic Group Company Inc., 1.87% due 6/01/2006 (c)         $    229,375
--0.7%          NR*     NR*       150,000   Young & Rubicam Inc., 3% due 1/15/2005 (c)                           145,125
                                                                                                            ------------
                                                                                                                 374,500


Automotive      A-      Baa1      800,000   Magna International Inc., 5% due 10/15/2002                          760,000
Parts--2.6%     B+      B2        750,000   Tower Automotive, Inc., 5% due 8/01/2004 (c)                         565,312
                                                                                                            ------------
                                                                                                               1,325,312


Banking &       NR*     NR*       400,000   BankAtlantic Bancorp, Inc., 5.625% due 12/01/2007                    277,000
Financial--0.5%


Biotechnology   NR*     NR*       250,000   Afftmetrix Inc., 4.75% due 2/15/2007 (c)                             265,625
--3.4%          NR*     NR*       250,000   Curagen Corporation, 6% due 2/02/2007 (c)                            476,875
                NR*     NR*       300,000   Genzyme Corporation, 5.25% due 6/01/2005                             491,625
                NR*     NR*       250,000   Human Genome Sciences, Inc., 5% due 2/01/2007 (c)                    506,562
                                                                                                            ------------
                                                                                                               1,740,687


Broadcasting    BBB-    Baa3    1,000,000   Clear Channel Communications, 1.50% due 12/01/2002                   913,750
--9.9%          NR*     NR*       600,000   Echostar Communications Corporation, 4.875% due
                                            1/01/2007 (c)                                                        831,750
                NR*     baa3    2,630,000   MediaOne Group Inc., 3.041% due 11/15/2002                         1,430,062
                BBB+    Baa2    2,290,000   Reliant Energy Inc., 2% due 9/15/2029 (e)                          1,919,318
                                                                                                            ------------
                                                                                                               5,094,880


Computer        NR*     NR*       250,000   I2 Technologies Inc., 5.25% due 12/15/2006 (c)                       553,750
Software--2.3%  NR*     NR*       200,000   Siebel Systems Inc., 5.50% due 9/15/2006 (c)                         622,000
                                                                                                            ------------
                                                                                                               1,175,750


Environmental   BBB     Baa3    1,000,000   Thermo Fibertek Inc., 4.50% due 7/15/2004 (c)                        802,500
--1.6%


Financial       NR*     NR*       150,000   E*Trade Group Inc., 6% due 2/01/2007 (c)                             175,876
Services--0.3%


Healthcare      BBB+    Baa3      750,000   Wellpoint Health Network, 2% due 7/02/2019 (a)                       502,500
--1.0%


Home            BBB+    A3      1,450,000   Newell Financial Trust I, 5.25% due 12/01/2027 (Preferred)           945,219
Furnishings
--1.8%


Internet--0.4%  B-      B3        200,000   Mindspring Enterprises, 5% due 4/15/2006                             197,000


Internet        B-      B3        750,000   At Home Corporation, 0.525% due 12/28/2018 (c)                       405,000
Software--0.8%


Internetworking BB-     Ba3     2,000,000   America Online Inc., 2.851% due 12/06/2019 (a)                     1,025,000
--3.0%          CCC     NR*       250,000   Exodus Communications Inc., 4.75% due 7/15/2008 (c)                  527,187
                                                                                                            ------------
                                                                                                               1,552,187

Machinery--1.5% NR*     NR*       500,000   Advanced Energy Industries, 5.25% due 11/15/2006                     750,000


Medical         NR*     NR*       550,000 ++Phoenix Shannon PLC, 9.50% due 11/01/2000 (c)                          5,500
Supplies--0.0%


Networking      NR*     NR*     1,400,000   Network Associates Inc., 5.195% due 2/13/2018 (a)                    521,500
Products--1.0%


Oil & Gas       BBB-    Baa2      500,000   Kerr-McGee Corporation, 5.25% due 2/15/2010                          491,250
Producers--1.0%


Merrill Lynch Convertible Fund, Inc.
February 29, 2000


SCHEDULE OF INVESTMENTS (continued)                                                                       (in US dollars)
               S&P    Moody's     Face
Industry      Rating   Rating    Amount                  Convertible Debentures                                 Value
Pharmaceuti-    NR*     NR*  US$  100,000   Alkermes Inc., 3.75% due 2/15/2007 (c)                          $    145,375
cals--1.5%      NR*     NR*     1,300,000   Roche Holdings Inc., 5.614% due 5/06/2012 (a)(c)                     616,694
                                                                                                            ------------
                                                                                                                 762,069


Scientific      BBB     Baa3      500,000   ThermoQuest Corporation, 5% due 8/15/2000 (c)                        505,000
Equipment
--1.0%


Semiconductors  NR*     B2        500,000   Cypress Semiconductor, 4% due 2/01/2005                              590,000
--5.3%          NR*     NR*       800,000   Lattice Semiconductor Company, 4.75% due 11/01/2006 (c)            1,432,000
                B       B2        425,000   Micron Technology Inc., 7% due 7/01/2004                             618,906
                NR*     NR*       100,000   Semtech Corporation, 4.50% due 2/01/2007 (c)                          92,625
                                                                                                            ------------
                                                                                                               2,733,531


Software--0.6%  NR*     NR*       250,000   Rational Software Corporation, 5% due 2/01/2007 (c)                  290,625


Technology                                  EMC Corporation:
--2.9%          BBB-    B3        500,000     6% due 5/15/2004                                                   731,250
                BBB-    B3        500,000     6% due 5/15/2004                                                   731,250
                                                                                                            ------------
                                                                                                               1,462,500


Telecommun-     NR*     NR*       500,000   American Tower Corporation, 5% due 2/15/2010 (c)                     539,375
ications--4.4%  A+      A1      1,200,000   Bell Atlantic Financial Services, 4.25% due 9/15/2005
                                            (into Cable & Wireless Communications PLC)                         1,719,000
                                                                                                            ------------
                                                                                                               2,258,375


Telephone       B+      B1        200,000   Colt Telecom Group PLC, 2% due 12/16/2006                            230,109
Communications
--0.4%


Telephone       B       B1      1,500,000   Nextel Communications, Inc., 5.25% due 1/15/2010 (c)               1,668,750
Networks--3.3%


                                            Total Convertible Debentures
                                            (Cost--$23,425,982)--51.2%                                        26,247,620


                                  Shares
                                   Held       Convertible Preferred Stocks

Chemicals--0.9% NR*     Ba2           770   Hercules Trust II, 6.50%                                             436,975


Conglomerates   BB      ba2         6,800   Seagram Company Ltd., 7.50%                                          368,900
--0.7%


Construction &  BBB-    baa3        5,000   Fleetwood Capital Trust, 6%                                          150,000
Housing--1.2%   BBB-    baa3       15,000   Fleetwood Capital Trust, 6% (c)                                      450,000
                                                                                                            ------------
                                                                                                                 600,000


Containers      B+      ba3        20,000   Owens-Illinois Inc., 4.75%475,000
--0.9%

Energy--3.2%    BBB-    baa2       40,000   Unocal Capital Trust, 6.25%                                        1,645,000


Merrill Lynch Convertible Fund, Inc.
February 29, 2000

SCHEDULE OF INVESTMENTS (continued)                                                                      (in US dollars)
               S&P    Moody's     Face
Industry      Rating   Rating    Amount                  Convertible Debentures                                 Value
Industrials     B-      B3          7,000   Loral Space & Communications, 6%                                $    323,750
--1.5%          B-      B3         10,000   Loral Space & Communications, 6%                                     422,500
                                                                                                            ------------
                                                                                                                 746,250


Internet--1.7%  NR*     caa         7,500   PSINET Inc., 6.75%                                                   603,750
                NR*     caa         5,000   PSINET Inc., Series C, 6.75% (c)(f)                                  255,625
                                                                                                            ------------
                                                                                                                 859,375


Oil & Gas       B       b3          7,500   Pogo Trust I, 6.50%                                                  420,000
Producers--0.8%


Paper--2.3%     BBB-    baal       28,000   International Paper Capital Trust, 5.25% (b)                       1,183,000


Railroads--2.8% BB+     baa3        5,000   Canadian National Railway Company, 5.25%                             200,000
                BB+     ba2        32,000   Union Pacific Capital Trust, 6.25%                                 1,248,000
                                                                                                            ------------
                                                                                                               1,448,000


Real Estate     BBB     baa1       45,000   Equity Residential Properties, Series J, $2.15                     1,096,875
Investment
Trusts--2.1%


Restaurants     BBB-    baa2       20,000   Wendy's Financing I, Series A, 5%                                    812,500
--1.6%


Retail--1.6%    B+      ba3        19,500   Kmart Financing I, 7.75%                                             820,218


Steel--4.6%     CCC+    NR*        60,000   WHX Corporation, Series A, 6.50%                                   1,800,000
                A-      baa1       78,610   Worthington Industries, Inc. (Convertible, Series
                                            DECS into Rouge Steel Common Stock), 7.25%                           540,444
                                                                                                            ------------
                                                                                                               2,340,444


Telecommuni-    A-      baa1       12,000   DECS Trust VI, 6.25%                                                 768,000
cations--2.4%   NR*     NR*         5,000   UnitedGlobalCom Inc., Series D, 7%                                   447,500
                                                                                                            ------------
                                                                                                               1,215,500


Television      NR*     NR*         2,500   Pegasus Communications, 6.50% (c)                                    279,375
--0.5%


Utilities--0.5% B+      ba2         5,000   Calpine Capital Trust II, 5.50% (c)                                  280,000


                                            Total Convertible Preferred Stocks
                                            (Cost--$18,662,528)--29.3%                                        15,027,412

                                            Common Stocks & Warrants

Analytical                         70,000 ++Thermo Electron Corporation                                        1,093,750
Equipment
Manufacturing--2.1%


Building & Construction--1.1%      81,700 ++Morrison Knudsen Corporation                                         561,688


Computers--1.1%                    60,000 ++Silicon Graphics, Inc.                                               588,750


Conglomerates                     105,000 ++Polyphase Corporation**                                               85,313
--0.3%                             52,500   Polyphase Corporation (Warrants)(d)**                                 39,375
                                   52,500   Polyphase Corporation (Warrants)(d)**                                 39,375
                                                                                                            ------------
                                                                                                                 164,063


Merrill Lynch Convertible Fund, Inc.
February 29, 2000


SCHEDULE OF INVESTMENTS (concluded)                                                                       (in US dollars)

                                 Shares
Industry                          Held                Common Stocks and Warrents                                Value
Consumer &                         55,000 ++Cendant Corporation                                             $    979,688
Business
Services--1.9%


Energy--1.0%                       31,680   Occidental Petroleum Corporation                                     508,860


Healthcare                         60,000 ++HEALTHSOUTH Corporation                                              292,500
Services--0.6%


Networking                         18,500 ++3Com Corporation                                                   1,816,469
Products--3.5%


Oil & Gas Producers--1.9%          30,000   Diamond Offshore Drilling, Inc.                                      952,500


Retail--Specialty--0.8%             7,000   The Home Depot, Inc.                                                 404,688


Semiconductors--0.4%                5,000 ++Integrated Device Technology, Inc.                                   184,063


Steel--0.3%                        15,000   AK Steel Holding Corporation                                         124,687


Utilities--2.0%                    67,529 ++Citizens Utilities Company (Class B)                               1,029,817


Utilities--Communication--1.4%     14,000   AT&T Corp.                                                           692,125


                                            Total Common Stocks & Warrants
                                            (Cost--$9,279,515)--18.4%                                          9,393,648


Total Investments (Cost--$51,368,025)--98.9%                                                                  50,668,680

Short Sales (Proceeds--$22,577)--0.0%**                                                                           (4,469)

Other Assets Less Liabilities--1.1%                                                                              587,738
                                                                                                            ------------
Net Assets--100.0%                                                                                          $ 51,251,949
                                                                                                            ============



(a)Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase by the Fund.
(b)Restricted securities as to resale. The value of the Fund's investment in restricted securities was $1,183,000, representing
   2.3% of net assets.

                     Acquisition
   Issue                 Date              Cost              Value

   International
   Paper Capital
   Trust, 5.25%
   (Convertible
   Preferred)        1/16/1997        $   1,331,400      $   1,183,000
                                      -------------      -------------
   Total                              $   1,331,400      $   1,183,000
                                      =============      =============


(c)The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(d)Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(e)Floating rate note.
(f)Represents a pay-in-kind security which may pay dividends in additional shares.
  *Not Rated.
 **Covered short sales entered into as of February 29, 2000 were as follows:

   Shares               Issue                                Value

    5,500        Polyphase Corporation                   $     (4,469)

   Total (Proceeds--$22,577)                             $     (4,469)
                                                         ============

 ++Non-income producing security.

See Notes to Financial Statements.


Merrill Lynch Convertible Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION

Statement of Assets and Liabilities as of February 29, 2000
Assets:             Investments, at value (identified cost--$51,368,025)                                 $    50,668,680
                    Foreign cash                                                                                   7,120
                    Desposits on short sales                                                                     146,245
                    Receivables:
                      Securities sold                                                     $   2,912,057
                      Interest                                                                  171,280
                      Dividends                                                                  67,122
                      Capital shares sold                                                        17,160        3,167,619
                                                                                          -------------
                    Prepaid registration fees and other assets                                                    24,717
                                                                                                           -------------
                    Total assets                                                                              54,014,381
                                                                                                           -------------

Liabilities:        Common stock sold short, at value (proceeds--$22,577)                                          4,469
                    Payables:
                      Custodian bank                                                          1,829,147
                      Securities purchased                                                      500,000
                      Capital shares redeemed                                                   137,799
                      Investment adviser                                                         20,579
                      Distributor                                                                11,577        2,499,102
                                                                                          -------------
                    Accrued expenses and other liabilities                                                       258,861
                                                                                                           -------------
                    Total liabilities                                                                          2,762,432
                                                                                                           -------------

Net Assets:         Net assets                                                                             $  51,251,949
                                                                                                           =============

Net Assets          Class A Common Stock, $.10 par value, 100,000,000 shares
Consist of:         authorized                                                                             $     273,827
                    Class B Common Stock, $.10 par value, 100,000,000 shares
                    authorized                                                                                    90,978
                    Class C Common Stock, $.10 par value, 100,000,000 shares
                    authorized                                                                                    19,940
                    Class D Common Stock, $.10 par value, 100,000,000 shares
                    authorized                                                                                    30,892
                    Paid-in capital in excess of par                                                          53,139,526
                    Undistributed investment income--net                                                         201,862
                    Accumulated realized capital losses on investments and foreign
                    currency transactions--net                                                                (1,824,139)
                    Unrealized depreciation on investments and foreign currency
                    transactions--net                                                                           (680,937)
                                                                                                           -------------
                    Net assets                                                                             $  51,251,949
                                                                                                           =============


Net Asset Value:    Class A--Based on net assets of $33,756,357 and 2,738,269 shares
                             outstanding                                                                   $       12.33
                                                                                                           =============
                    Class B--Based on net assets of $11,218,786 and 909,775 shares
                             outstanding                                                                   $       12.33
                                                                                                           =============
                    Class C--Based on net assets of $2,457,576 and 199,403 shares
                             outstanding                                                                   $       12.32
                                                                                                           =============
                    Class D--Based on net assets of $3,819,230 and 308,922 shares
                             outstanding                                                                   $       12.36
                                                                                                           =============

                    See Notes to Financial Statements.


Merrill Lynch Convertible Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION (continued)

Statement of Operations for the Six Months Ended February 29, 2000
Investment          Dividends                                                                              $     723,233
Income:             Interest and discount earned                                                                 592,677
                                                                                                           -------------
                    Total income                                                                               1,315,910
                                                                                                           -------------

Expenses:           Investment advisory fees                                               $    160,889
                    Account maintenance and distribution fees--Class B                           62,833
                    Professional fees                                                            37,124
                    Printing and shareholder reports                                             31,276
                    Accounting services                                                          26,234
                    Directors' fees and expenses                                                 22,655
                    Registration fees                                                            22,645
                    Transfer agent fees--Class A                                                 19,069
                    Account maintenance and distribution fees--Class C                           13,458
                    Transfer agent fees--Class B                                                  8,658
                    Account maintenance fees--Class D                                             4,913
                    Transfer agent fees--Class D                                                  2,177
                    Pricing services                                                              2,145
                    Transfer agent fees--Class C                                                  1,905
                    Custodian fees                                                                1,672
                    Other                                                                         5,115
                                                                                          -------------
                    Total expenses                                                                               422,768
                                                                                                           -------------
                    Investment income--net                                                                       893,142
                                                                                                           -------------

Realized &          Realized gain from:
Unrealized Gain       Investments--net                                                        2,633,761
(Loss) on             Foreign currency transactions--net                                            502        2,634,263
Investments &                                                                             -------------
Foreign Currency    Change in unrealized appreciation/depreciation on:
Transactions          Investments--net                                                         (266,557)
--Net:                Foreign currency transactions--net                                            (54)        (266,611)
                                                                                          -------------    -------------
                    Net Increase in Net Assets Resulting from Operations                                   $   3,260,794
                                                                                                           =============

                    See Notes to Financial Statements.


Merrill Lynch Convertible Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION (continued)

Statements of Changes in Net Assets
                                                                                          For the Six         For the
                                                                                          Months Ended       Year Ended
                                                                                          February 29,       August 31,
Increase (Decrease) in Net Assets:                                                            2000              1999
Operations:         Investment income--net                                                 $    893,142     $  2,629,079
                    Realized gain (loss) on investments and foreign currency
                    transactions--net                                                         2,634,263       (4,040,535)
                    Change in unrealized appreciation/depreciation on
                    investments and foreign currency transactions--net                         (266,611)       7,203,219
                                                                                           ------------     ------------
                    Net increase in net assets resulting from operations                      3,260,794        5,791,763
                                                                                           ------------     ------------

Dividends &         Investment income--net:
Distributions to      Class A                                                                  (636,442)      (3,109,143)
Shareholders:         Class B                                                                  (160,716)      (1,077,140)
                      Class C                                                                   (34,493)        (245,610)
                      Class D                                                                   (66,710)        (375,748)
                    In excess of realized gain on investments--net:
                      Class A                                                                        --          (23,131)
                      Class B                                                                        --          (10,558)
                      Class C                                                                        --           (2,358)
                      Class D                                                                        --           (2,981)
                                                                                           ------------     ------------
                    Net decrease in net assets resulting from dividends and
                    distributions to shareholders                                              (898,361)      (4,846,669)
                                                                                           ------------     ------------


Capital Share       Net decrease in net assets derived from capital share
Transactions:       transactions                                                            (10,602,072)     (29,987,587)
                                                                                           ------------     ------------


Net Assets:         Total decrease in net assets                                             (8,239,639)     (29,042,493)
                    Beginning of period                                                      59,491,588       88,534,081
                                                                                           ------------     ------------
                    End of period*                                                         $ 51,251,949     $ 59,491,588
                                                                                           ============     ============

                   *Undistributed investment income--net                                   $    201,862     $    207,081
                                                                                           ============     ============

                    See Notes to Financial Statements.


Merrill Lynch Convertible Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION (continued)

Financial Highlights
                                                                                           Class A++++++++
                                                                      For the                                    For the
The following per share data and ratios have been derived            Six Months       For the     For the Period  Year
from information provided in the financial statements.                 Ended         Year Ended    Jan. 1, 1997   Ended
                                                                      Feb. 29,       August 31,    to Aug. 31,   Dec. 31,
Increase (Decrease) in Net Asset Value:                                2000+++     1999+++   1998+++   1997+++     1996+++
Per Share           Net asset value, beginning of period              $  11.75   $  11.59  $  17.36  $  15.57   $  13.43
Operating                                                             --------   --------  --------  --------   --------
Performance:++++    Investment income--net                                 .21        .45       .60       .06         --
                    Realized and unrealized gain (loss) on
                    investments and foreign currency
                    transactions--net                                      .58        .51     (1.37)     1.75       2.78
                                                                      --------   --------  --------  --------   --------
                    Total from investment operations                       .79        .96      (.77)     1.81       2.78
                                                                      --------   --------  --------  --------   --------
                    Less dividends and distributions:
                      Investment income--net                              (.21)      (.79)     (.32)       --         --
                      Realized gain on investments--net                     --         --     (4.55)       --       (.64)
                      In excess of realized gain on
                      investments--net                                      --       (.01)     (.07)       --         --
                                                                      --------   --------  --------  --------   --------
                    Total dividends and distributions                     (.21)      (.80)    (4.94)        --      (.64)
                                                                      --------   --------  --------  --------   --------
                    Capital charge resulting from issuance of
                    Common Stock                                            --         --      (.06)       --         --
                                                                      --------   --------  --------  --------   --------
                    Capital charge resulting from issuance
                    of new classes of shares                                --         --        --++    (.02)        --
                                                                      --------   --------  --------  --------   --------
                    Net asset value, end of period                    $  12.33   $  11.75  $  11.59  $  17.36   $  15.57
                                                                      ========   ========  ========  ========   ========

Total Investment    Based on net asset value per share                   6.86%+++++ 8.54%    (7.03%)  11.50%+++++ 20.60%
Return:**                                                             ========   ========  ========  ========   ========

Ratios to Average   Expenses***                                          1.26%*     1.32%     1.29%      .90%*      .78%
Net Assets:                                                           ========   ========  ========  ========   ========
                    Investment income--net                               3.63%*     3.91%     4.48%     4.76%*     4.98%
                                                                      ========   ========  ========  ========   ========

Supplemental        Net assets, end of period (in thousands)          $ 33,756   $ 37,142  $ 52,425  $110,178   $289,993
Data:                                                                 ========   ========  ========  ========   ========
                    Portfolio turnover                                  48.86%     85.42%   155.20%    92.86%    129.06%
                                                                      ========   ========  ========  ========   ========


                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                    Performance results prior to August 4, 1997 are for when the Fund was a dual-structure closed-end management investment company and include only the returns for the Capital Shares but exclude results from the Income Shares.
                 ***Excluding taxes on undistributed net realized long-term capital gains for years prior to the period January 1, 1997 to August 31,
                    1997.
                  ++Amount is less than $.01 per share.
                ++++Excludes the effect of per share operating performance of the
                    Fund's Income Shares, which were redeemed on July 31, 1997. Per share operating performance prior to the period January 1, 1997 to
                    August 1, 1997 reflects when the Fund was a dual-structure closed-
                    end management investment company. For the period January 1, 1997 to
                    July 31, 1997, investment income--net per Income Share was $.73 and dividends of investment income--net per Income Share were $.70.
                 +++Based on average shares outstanding.
               +++++Aggregate total investment return.
            ++++++++Formerly Capital Shares.

                    See Notes to Financial Statements.


Merrill Lynch Convertible Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                             Class B+++++
                                                                              For the          For the          For the
The following per share data and ratios have been derived                    Six Months          Year            Period
from information provided in the financial statements.                         Ended            Ended        Aug. 4, 1997++
                                                                              Feb. 29,        August 31,      to Aug. 31,
Increase (Decrease) in Net Asset Value:                                         2000       1999         1998      1997
Per Share           Net asset value, beginning of period                      $  11.74   $  11.53    $  17.35   $  16.91
Operating                                                                     --------   --------    --------   --------
Performance:        Investment income--net                                         .15        .34         .44        .05
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net                         .58        .49       (1.34)       .39
                                                                              --------   --------    --------   --------
                    Total from investment operations                               .73        .83        (.90)       .44
                                                                              --------   --------    --------   --------
                    Less dividends and distributions:
                      Investment income--net                                      (.14)      (.61)       (.28)        --
                      Realized gain on investments--net                             --         --       (4.55)        --
                      In excess of realized gain on investments--net                --       (.01)       (.07)        --
                                                                              --------   --------    --------   --------
                    Total dividends and distributions                            (.14)      (.62)      (4.90)         --
                                                                              --------   --------    --------   --------
                    Capital charge resulting from issuance of
                    Common Stock                                                    --         --        (.02)        --
                                                                              --------   --------    --------   --------
                    Net asset value, end of period                            $  12.33   $  11.74    $  11.53   $  17.35
                                                                              ========   ========    ========   ========

Total Investment    Based on net asset value per share                           6.35%+++   7.36%      (7.76%)     2.60%+++
Return:**                                                                     ========   ========    ========   ========


Ratios to           Expenses                                                     2.29%*     2.35%       2.35%      2.66%*
Average                                                                       ========   ========    ========   ========
Net Assets:         Investment income--net                                       2.61%*     2.91%       3.31%      3.77%*
                                                                              ========   ========    ========   ========

Supplemental        Net assets, end of period (in thousands)                  $ 11,219   $ 14,774    $ 23,900   $  5,759
Data:                                                                         ========   ========    ========   ========
                    Portfolio turnover                                          48.86%     85.42%     155.20%     92.86%
                                                                              ========   ========    ========   ========


                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Commencement of operations.
                 +++Aggregate total investment return.
               +++++Based on average shares outstanding.

                    See Notes to Financial Statements.


Merrill Lynch Convertible Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION (continued)

Financial Highlights (continued)
                                                                                             Class C+++++
                                                                               For the          For the          For the
The following per share data and ratios have been derived                     Six Months          Year            Period
from information provided in the financial statements.                          Ended            Ended        Aug. 4, 1997++
                                                                               Feb. 29,        August 31,      to Aug. 31,
Increase (Decrease) in Net Asset Value:                                          2000      1999         1998       1997
Per Share           Net asset value, beginning of period                      $  11.74   $  11.54    $  17.36   $  16.91
Operating                                                                     --------   --------    --------   --------
Performance:        Investment income--net                                         .15        .34         .44        .05
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net                         .58        .49       (1.34)       .40
                                                                              --------   --------    --------   --------
                    Total from investment operations                               .73        .83        (.90)       .45
                                                                              --------   --------    --------   --------
                    Less dividends and distributions:
                      Investment income--net                                      (.15)      (.62)       (.28)        --
                      Realized gain on investments--net                             --         --       (4.55)        --
                      In excess of realized gain on investments--net                --       (.01)       (.07)        --
                                                                              --------   --------    --------   --------
                    Total dividends and distributions                             (.15)      (.63)      (4.90)        --
                                                                              --------   --------    --------   --------
                    Capital charge resulting from issuance of
                    Common Stock                                                    --         --        (.02)        --
                                                                              --------   --------    --------   --------
                    Net asset value, end of period                            $  12.32   $  11.74    $  11.54   $  17.36
                                                                              ========   ========    ========   ========

Total Investment    Based on net asset value per share                           6.27%+++   7.34%      (7.76%)     2.66%+++
Return:**                                                                     ========   ========    ========   ========

Ratios to Average   Expenses                                                     2.29%*     2.35%       2.36%      2.74%*
Net Assets:                                                                   ========   ========    ========   ========
                    Investment income--net                                       2.61%*     2.91%       3.34%      3.58%*
                                                                              ========   ========    ========   ========

Supplemental        Net assets, end of period (in thousands)                  $  2,458   $  3,141    $  5,138   $  1,014
Data:                                                                         ========   ========    ========   ========
                    Portfolio turnover                                          48.86%     85.42%     155.20%     92.86%
                                                                              ========   ========    ========   ========

                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Commencement of operations.
                 +++Aggregate total investment return.
               +++++Based on average shares outstanding.

                    See Notes to Financial Statements.

Merrill Lynch Convertible Fund, Inc.
February 29, 2000


FINANCIAL INFORMATION (concluded)

Financial Highlights (concluded)
                                                                                              Class D+++++
                                                                              For the          For the          For the
The following per share data and ratios have been derived                    Six Months          Year            Period
from information provided in the financial statements.                         Ended            Ended        Aug. 4, 1997++
                                                                              Feb. 29,        August 31,      to Aug. 31,
Increase (Decrease) in Net Asset Value:                                         2000       1999         1998      1997
Per Share           Net asset value, beginning of period                      $  11.78   $  11.61    $  17.36   $  16.91
Operating                                                                     --------   --------    --------   --------
Performance:        Investment income--net                                         .20        .43         .54        .07
                    Realized and unrealized gain (loss) on investments
                    and foreign currency transactions--net                         .57        .50       (1.34)       .38
                                                                              --------   --------    --------   --------
                    Total from investment operations                               .77        .93        (.80)       .45
                                                                              --------   --------    --------   --------
                    Less dividends and distributions:
                      Investment income--net                                      (.19)      (.75)       (.31)        --
                      Realized gain on investments--net                             --         --       (4.55)        --
                      In excess of realized gain on investments--net                --       (.01)       (.07)        --
                                                                              --------   --------    --------   --------
                    Total dividends and distributions                             (.19)      (.76)      (4.93)        --
                                                                              --------   --------    --------   --------
                    Capital charge resulting from issuance of
                    Common Stock                                                    --         --        (.02)        --
                                                                              --------   --------    --------   --------
                    Net asset value, end of period                            $  12.36   $  11.78    $  11.61   $  17.36
                                                                              ========   ========    ========   ========

Total Investment    Based on net asset value per share                           6.70%+++   8.22%      (6.96%)     2.66%+++
Return:**                                                                     ========   ========    ========   ========

Ratios to Average   Expenses                                                     1.51%*     1.57%       1.59%      1.92%*
Net Assets:                                                                   ========   ========    ========   ========
                    Investment income--net                                       3.39%*     3.68%       4.02%      4.81%*
                                                                              ========   ========    ========   ========

Supplemental        Net assets, end of period (in thousands)                  $  3,819   $  4,435    $  7,071   $  1,365
Data:                                                                         ========   ========    ========   ========
                    Portfolio turnover                                          48.86%     85.42%     155.20%     92.86%
                                                                              ========   ========    ========   ========


                   *Annualized.
                  **Total investment returns exclude the effects of sales charges.
                  ++Commencement of operations.
                 +++Aggregate total investment return.
               +++++Based on average shares outstanding.

                    See Notes to Financial Statements.


Merrill Lynch Convertible Fund, Inc.
February 29, 2000


NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
Merrill Lynch Convertible Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The Fund offers four classes of shares under the Merrill Lynch Select Pricing SM System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange that such securities are traded on, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Directors as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not readily available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Directors.

(b) Derivative financial instruments--The Fund may engage in various portfolio strategies to seek to increase its return by hedging its portfolio against adverse movements in the equity, debt and currency markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell financial futures and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).


Merrill Lynch Convertible Fund, Inc.
February 29, 2000


Written and purchased options are non-income producing investments.

* Forward foreign exchange contracts--The Fund is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. Such contracts are not entered on the Fund's records. However, the effect on operations is recorded from the date the Fund enters into such contracts.

* Foreign currency options and futures--The Fund is also authorized to purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Fund, sold by the Fund but not yet delivered, or committed or anticipated to be purchased by the Fund.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(f) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(g) Dividends and distributions--Dividends from net investment income are declared and paid quarterly. Distributions of capital gains are recorded on the ex-dividend dates. Distributions in excess of realized capital gains are due primarily to differing tax treatments for futures transactions and post-October losses.

(h) Short sales--When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the market value of the short sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the stock exceeds the market value of the securities in the segregated account.

(i) Custodian bank--The Fund recorded an amount payable to the custodian bank reflecting an overnight overdraft which resulted from a failed trade that settled the next day.


2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Asset Management, L.P. ("MLAM"). The general partner of MLAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distibution Agreement and Distribution Plans with Merrill Lynch Funds Distributor ("MLFD" or the "Distributor"), a division of Princeton Funds Distributor, Inc. ("PFD"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.


Merrill Lynch Convertible Fund, Inc.
February 29, 2000


NOTES TO FINANCIAL STATEMENTS (concluded)



MLAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .60% of the average daily net assets of the Fund.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                     Account      Distribution
                                 Maintenance Fee       Fee

Class B                               .25%            .75%
Class C                               .25%            .75%
Class D                               .25%             --


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended February 29, 2000, MLFD earned underwriting discounts and direct commissions and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:

                                       MLFD         MLPF&S

Class A                                $629          $105



For the six months ended February 29, 2000, MLPF&S received contingent deferred sales charges of $44,384 and $11 relating to transactions in Class B and Class C Shares, respectively.

During the six months ended February 29, 2000, the Fund paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $39 for security price quotations to compute the net asset value of the Fund.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by MLAM at cost.

Certain officers and/or directors of the Fund are officers and/or directors of MLAM, PSI, FDS, PFD, and/or ML & Co.

3. Investments:
Purchases and sales of investments, excluding short-term securities, for the six months ended February 29, 2000 were $25,657,222 and $35,267,846, respectively.

Net realized gains (losses) for the six months ended February 29, 2000 and net unrealized gains (losses) as of February 29, 2000 were as follows:


                                   Realized        Unrealized
                                Gains (Losses)   Gains (Losses)

Long-term investments             $ 2,633,845   $   (699,345)
Short-term investments                    (84)            --
Short sales                                --         18,108
Foreign currency
transactions                              502            300
                                  -----------   ------------
Total                             $ 2,634,263   $   (680,937)
                                  ===========   ============


As of February 29, 2000, net unrealized depreciation for Federal income tax purposes aggregated $699,345, of which $7,073,890 related to appreciated securities and $7,773,235 related to depreciated securities. The aggregate cost of investments at February 29, 2000 for Federal income tax purposes was $51,368,025.


4. Capital Share Transactions:
Net decrease in net assets derived from capital share transactions was $10,602,072 and $29,987,587 for the six months ended February
29, 2000 and the year ended August 31, 1999, respectively.

Transactions in capital shares for each class were as follows:


Class A Shares for the Six Months                   Dollar
Ended February 29, 2000               Shares        Amount

Shares sold                            26,295   $    310,375
Shares issued to shareholders
in reinvestment of dividends           19,632        225,783
                                  -----------   ------------
Total issued                           45,927        536,158
Shares redeemed                      (469,942)    (5,495,934)
                                  -----------   ------------
Net decrease                         (424,015)  $ (4,959,776)
                                  ===========   ============


Merrill Lynch Convertible Fund, Inc.
February 29, 2000


Class A Shares for the
Year Ended                                          Dollar
August 31, 1999                       Shares        Amount

Shares sold                            87,781   $  1,030,148
Shares issued to shareholders
in reinvestment of dividends
and distributions                      99,755      1,134,773
                                  -----------   ------------
Total issued                          187,536      2,164,921
Shares redeemed                    (1,547,522)   (17,946,626)
                                  -----------   ------------
Net decrease                       (1,359,986)  $(15,781,705)
                                  ===========   ============


Class B Shares for the
Six Months Ended                                    Dollar
February 29, 2000                     Shares        Amount

Shares sold                            48,769   $    570,819
Shares issued to shareholders
in reinvestment of dividends           10,024        115,423
                                  -----------   ------------
Total issued                           58,793        686,242
Automatic conversion
of shares                              (5,421)       (63,137)
Shares redeemed                      (401,772)    (4,680,786)
                                  -----------   ------------
Net decrease                         (348,400)  $ (4,057,681)
                                  ===========   ============


Class B Shares for the
Year Ended                                          Dollar
August 31, 1999                       Shares        Amount

Shares sold                           115,605   $  1,344,949
Shares issued to shareholders
in reinvestment of dividends
and distributions                      71,158        808,779
                                  -----------   ------------
Total issued                          186,763      2,153,728
Automatic conversion
of shares                             (42,938)      (498,986)
Shares redeemed                      (958,225)   (11,060,710)
                                  -----------   ------------
Net decrease                         (814,400)  $ (9,405,968)
                                  ===========   ============


Class C Shares for the
Six Months Ended                                    Dollar
Fenruary 29, 2000                     Shares        Amount

Shares sold                             3,445   $     40,598
Shares issued to shareholders
in reinvestment of dividends            2,404         27,675
                                  -----------   ------------
Total issued                            5,849         68,273
Shares redeemed                       (74,074)      (865,728)
                                  -----------   ------------
Net decrease                          (68,225)  $   (797,455)
                                  ===========   ============


Class C Shares for the
Year Ended                                          Dollar
August 31, 1999                       Shares        Amount

Shares sold                            30,898   $    357,873
Shares issued to shareholders
in reinvestment of dividends
and distributions                      15,080        171,466
                                  -----------   ------------
Total issued                           45,978        529,339
Shares redeemed                      (223,804)    (2,606,130)
                                  -----------   ------------
Net decrease                         (177,826)  $ (2,076,791)
                                  ===========   ============


Class D Shares for the
Six Months Ended                                    Dollar
February 29, 2000                     Shares        Amount

Shares sold                             1,586   $     18,882
Automatic conversion
of shares                               5,409         63,137
Shares issued to shareholders
in reinvestment of dividends            4,388         50,623
                                  -----------   ------------
Total issued                           11,383        132,642
Shares redeemed                       (79,071)      (919,802)
                                  -----------   ------------
Net decrease                          (67,688)  $   (787,160)
                                  ===========   ============


Class D Shares for the
Year Ended                                          Dollar
August 31, 1999                       Shares        Amount

Shares sold                            15,422   $    179,679
Automatic conversion
of shares                              42,767        498,986
Shares issued to shareholders
in reinvestment of dividends
and distributions                      25,681        292,765
                                  -----------   ------------
Total issued                           83,870        971,430
Shares redeemed                      (316,367)    (3,694,553)
                                  -----------   ------------
Net decrease                         (232,497)  $ (2,723,123)
                                  ===========   ============


5. Capital Loss Carryforward:
At August 31, 1999, the Fund had a net capital loss carryforward of approximately $1,035,000, all of which expires in 2007. This amount will be available to offset like amounts of any future taxable gains.